Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue		$ 0	$ 0		$ 0	$ 0
Operating expenses
Research and development		28,490,000	9,859,000		46,255,000	21,042,000
General and administrative		37,972,000	1,744,000		8,855,000	5,982,000
Operating and formation costs		66,462,000	11,603,000		55,110,000	27,024,000
Loss from operations		(66,462,000)	(11,603,000)		(55,110,000)	(27,024,000)
Interest expense		(14,000)	0
Other income:
Interest income					2,000	43,000
Net loss before income taxes		(66,476,000)	(11,603,000)		(55,108,000)	(26,981,000)
Income tax expense (benefit)		1,010,000	6,000		38,000	(232,000)
Net loss		(67,486,000)	(11,609,000)		(55,146,000)	(26,749,000)
Social Capital Suvretta Holdings Corp. III [Member]
Operating expenses
Operating and formation costs	$ 5,182	4,006,201		$ 2,332,953
Loss from operations	(5,182)	(4,006,201)		(2,332,953)
Other income:
Interest earned on marketable securities held in Trust Account	0	25,176		8,324
Net loss	(5,182)	(3,981,025)		(2,324,629)
Capital Unit, Class A [Member]
Other income:
Net loss		$ (67,486)	$ (11,609)		$ (55,146)	$ (26,749)
Earnings Per Share
Weighted Average Shares Outstanding, Basic		186,500,000	122,111,111		150,706,849	104,986,301
Weighted Average Shares Outstanding, Diluted		186,500,000	122,111,111		150,706,849	104,986,301
Net loss per ordinary share , Basic		$ (0.36)	$ (0.1)		$ (0.37)	$ (0.25)
Net loss per ordinary share , Diluted		$ (0.36)	$ (0.1)		$ (0.37)	$ (0.25)
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Other income:
Net loss	$ 0	$ (3,200,799)		$ (1,675,346)
Earnings Per Share
Weighted Average Shares Outstanding, Basic	0	25,640,000		15,101,877
Weighted Average Shares Outstanding, Diluted	0	25,640,000		15,101,877
Net loss per ordinary share , Basic	$ 0	$ (0.12)		$ (0.11)
Net loss per ordinary share , Diluted	$ 0	$ (0.12)		$ (0.11)
Common Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Other income:
Net loss	$ (5,182)	$ (780,226)		$ (649,283)
Earnings Per Share
Weighted Average Shares Outstanding, Basic	5,500,000	6,250,000		5,852,751
Weighted Average Shares Outstanding, Diluted	5,500,000	6,250,000		5,852,751
Net loss per ordinary share , Basic	$ 0	$ (0.12)		$ (0.11)
Net loss per ordinary share , Diluted	$ 0	$ (0.12)		$ (0.11)